Risks and Concentration	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Risks and Concentration
3.	Risks and Concentration

Credit and concentration risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and restricted cash. As of December 31, 2022, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC, Hong Kong and United States, which management believes are of high credit quality.